Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Preference shares par value (in Dollars per share)
Preference shares authorized	1,000,000	1,000,000
Preference shares issued
Preference shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption	2,241,006	5,750,000
Ordinary shares redemption value (in Dollars per share)	$ 10.55	$ 10.1
Ordinary shares par value (in Dollars per share)
Ordinary shares authorized	100,000,000	100,000,000
Ordinary shares issued	350,000	350,000
Ordinary shares outstanding	350,000	350,000
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)
Ordinary shares authorized	10,000,000	10,000,000
Ordinary shares issued	1,437,500	1,437,500
Ordinary shares outstanding	1,437,500	1,437,500